Note 8 (Tables)	6 Months Ended
Jun. 30, 2025
Cash Cash balances at central banks and other demand deposits [Abstract]
Cash Cash Balances At Central Banks And Other Demand Deposits [Table Text Block]
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the condensed consolidated balance sheets is as follows:

CASH, CASH BALANCES AT CENTRAL BANKS AND OTHER DEMAND DEPOSITS (MILLIONS OF EUROS)

	June 2025	December 2024
Cash on hand	6,155	8,636
Cash balances at central banks ⁽¹⁾	26,657	35,306
Other demand deposits	7,205	7,202
Total	40,017	51,145
(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain [1]

[1]	(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain